Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (16,993,385)	$ 1,684,695	$ 4,122,365	$ (9,866,829)
Adjustment to reconcile net income(loss) to net cash (used in) provided by operating activities
Depreciation and amortization expense	3,273	5,798	6,890	6,103
(Gain) Loss on net change in derivative liability	15,864,120	(2,911,025)	(5,777,348)	8,391,061
Loss on conversion of debt				385,531
Amortization of debt discount recognized as interest expense	461,881	500,697	673,812	142,598
Loss on abandonment of patents				30,151
(Increase) Decrease in Changes in Assets
Prepaid expenses	6,316	(6,303)	(6,849)	(1,464)
Increase (Decrease) in Changes in Liabilities
Accounts payable	881	(741)	(838)	(30,949)
Accrued expenses	207,886	194,259	263,565	312,819
NET CASH USED IN OPERATING ACTIVITIES	(449,028)	(532,620)	(718,403)	(630,979)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment				(5,770)
NET CASH (USED IN) INVESTING ACTIVITIES				(5,770)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes	478,000	523,500	697,500	600,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	478,000	523,500	697,500	600,000
NET INCREASE (DECREASE) IN CASH	28,972	(9,120)	(20,903)	(36,749)
CASH, BEGINNING OF PERIOD	61,794	82,697	82,697	119,446
CASH, END OF PERIOD	90,766	73,577	61,794	82,697
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	925	534	979	2,262
Taxes paid
SUPPLEMENTAL SCHEDULE OF NON-CASH TRANSACTIONS
Common stock issued for convertible notes and accrued interest	638,194	1,274,042	662,134	521,154
Preferred stock issued for services and redeemed
Initial Debt Discount due to derivative			663,608
Fair value of initial derivative	$ 478,000	$ 489,609